Revenue Recognition - Amortization of Contract Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Amortization of capitalized costs to obtain a contract with a customer	$ 67,233	$ 94,032	$ 129,744